Equity and Redeemable Noncontrolling Interest - Non-redeemable and redeemable noncontrolling interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 83
Beginning balance	1,759
Distributions to noncontrolling interests	(1,181)	$ (1,611)	$ (454)
Ending balance	0	83
Ending balance	939	1,759
Non- Redeemable Noncontrolling Interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Distributions to noncontrolling interests	(1,181)	(1,611)	(454)
Non-Redeemable Noncontrolling Interest | Non- Redeemable Noncontrolling Interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	1,759	2,549	1,874
Net income attributable to redeemable noncontrolling interest	320	929	224
Other comprehensive loss, net of tax	(10)	0	6
Changes in noncontrolling interests due to divestitures and acquisitions	(104)	(373)	(633)
Contributions from noncontrolling interests	155	264	268
Distributions to noncontrolling interests	(1,181)	(1,611)	(454)
Other	0	1	(2)
Ending balance	939	1,759	2,549
Redeemable Noncontrolling Interest
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	83	51	0
Net income attributable to redeemable noncontrolling interest	0	0	1
Contributions from noncontrolling interests	0	32	50
Distributions to noncontrolling interests	(83)	0	0
Ending balance	$ 0	$ 83	$ 51